CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL ASSETS AND LIABILITIES - Financial Assets by Category (Details) - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	DKK 43,114	DKK 43,677
Non-current financial assets	30
Other financial assets
Disclosure of financial assets [line items]
Financial assets	978
Trade receivables
Disclosure of financial assets [line items]
Financial assets	20,165	20,234
Other receivables
Disclosure of financial assets [line items]
Financial assets	2,428
Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(1,613)
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	2,304
Cash at bank
Disclosure of financial assets [line items]
Financial assets	18,852
Available- for-sale financial assets at fair value
Disclosure of financial assets [line items]
Financial assets	411	2,708
Available- for-sale financial assets at fair value | Other financial assets
Disclosure of financial assets [line items]
Financial assets	411
Financial assets measured at fair value through the Income statement
Disclosure of financial assets [line items]
Financial assets	2,304	529
Financial assets measured at fair value through the Income statement | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	2,304
Loans and receivables
Disclosure of financial assets [line items]
Financial assets	21,547	21,750
Loans and receivables | Other financial assets
Disclosure of financial assets [line items]
Financial assets	567
Loans and receivables | Trade receivables
Disclosure of financial assets [line items]
Financial assets	20,165
Loans and receivables | Other receivables
Disclosure of financial assets [line items]
Financial assets	2,428
Loans and receivables | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(1,613)
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	18,852	DKK 18,690
Cash and cash equivalents | Cash at bank
Disclosure of financial assets [line items]
Financial assets	DKK 18,852